Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2025 and 2026 were as follows:

		Alibaba		Cainiao		Hujing
	Alibaba	International		Smart		Digital
	China	Digital	Cloud	Logistics	Local	Media and
	E-commerce	Commerce	Intelligence	Network	Services	Entertainment
	Group	Group	Group	Limited	Group	Group	All others	Total
	(in millions of RMB)
Balance as of March 31, 2024	164,945	20,033	3,638	16,442	20,447	11,601	22,573	259,679
Additions	—	—	84	3,942	—	726	147	4,899
Deconsolidations	—	—	—	—	—	—	(2,957)	(2,957)
Impairment	—	—	—	—	—	(4,296)	(1,875)	(6,171)
Foreign currency translation adjustments	—	44	6	1	—	—	—	51
Balance as of March 31, 2025	164,945	20,077	3,728	20,385	20,447	8,031	17,888	255,501
Segment changes	12,948	—	—	(20,385)	(20,447)	(8,031)	35,915	—
Additions	—	4	1,342	—	—	—	951	2,297
Deconsolidations	—	(319)	—	—	—	—	(227)	(546)
Impairment	—	—	—	—	—	—	(9,515)	(9,515)
Foreign currency translation adjustments	—	(366)	8	—	—	—	(1)	(359)
Balance as of March 31, 2026	177,893	19,396	5,078	—	—	—	45,011	247,378